Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Research and development expenses	£ (3,333)	£ (10,177)	£ (12,196)	£ (13,866)
Administrative expenses	(957)	(3,291)	(3,599)	(3,928)
Initial public offering related expenses	0	(728)	0	(1,794)
Net foreign exchange gains (losses)	706	(74)	1,765	(235)
Operating loss	(3,584)	(14,270)	(14,030)	(19,823)
Finance income	297	34	739	125
Loss before tax	(3,287)	(14,236)	(13,291)	(19,698)
Income tax credit	771	578	3,063	1,655
Loss for the period	£ (2,516)	£ (13,658)	£ (10,228)	£ (18,043)
Basic and diluted loss per share	£ (0.08)	£ (0.56)	£ (0.32)	£ (0.75)